Document and Entity Information	Oct. 12, 2021
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 12, 2021
Entity File Number	001-38546
Entity Registrant Name	NEURONETICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-1051425
Entity Address State Or Province	PA
Entity Address, Address Line One	3222 Phoenixville Pike
Entity Address, City or Town	Malvern
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	640-4202
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	STIM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001227636
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K amends the Current Report on Form 8-K filed by Neuronetics, Inc., or the Company, on October 12, 2021, or the Initial 8-K, to furnish a corrected version of its press release to include the Safe Harbor (“Safe Harbor”) statement under the Private Securities Litigation Reform Act of 1995. The corrected press release includes this Safe Harbor disclosure and is attached as Exhibit 99.1 hereto and is incorporated by reference herein. Other than updating the Safe Harbor disclosure, no changes have been made to the press release attached as Exhibit 99.1 to the Initial 8-K.